Commitments and Contingencies (Table) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
July 1 to December 31, 2020	$ 155,650
2021	225,552
2022	143,931
2023	99,415
2024 to 2028	209,835
Minimum charter revenues	$ 834,383